Income Taxes - Components of Income Tax Expense (Benefit) Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense (benefit)
Federal income tax expense (benefit)		$ 32,422	$ (114)	$ (62,104)
State income tax expense (benefit)		1,764	493	173
Total current income tax expense (benefit)		34,186	379	(61,931)
Deferred income tax expense (benefit)
Federal income tax expense (benefit)		10,251	35,361	66,390
State income tax expense (benefit)		1,095	3,321	(144)
Total deferred income tax expense (benefit)	[1]	11,346	38,682	66,246
Total income tax expense (benefit)	[1]	$ 45,532	$ 39,061	$ 4,315

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.